Acquisitions - Galliprant acquisition (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 22, 2016	Dec. 31, 2017
Acquisitions
Weighted-average useful life of intangibles acquired		15 years
Galliprant
Acquisitions
Maximum amount of potential development and success based regulatory milestones, eligible to receive by Aratana	$ 8.0
Maximum amount of potential sales-based milestones, eligible to receive by Aratana	75.0
Deferred tax assets	15.3
Deferred tax liabilities	(15.3)
Total consideration	88.6
Less: Contingent consideration	(43.6)
Total cash paid	45.0
Galliprant | Acquired in process research and development
Acquisitions
Intangible assets	31.6
Galliprant | Marketed products
Acquisitions
Intangible assets	$ 57.0
Weighted-average useful life of intangibles acquired	20 years